Revenue Disaggregation - Revenue By Timing of Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue Disaggregation
Revenues	¥ 27,009,779	$ 4,238,424	¥ 9,456,609	¥ 284,367
Vehicle sales
Revenue Disaggregation
Revenues	26,128,469	4,100,127	9,282,703	280,967
Other sales and services
Revenue Disaggregation
Revenues	881,310	$ 138,297	173,906	3,400
Revenue recognized at a point in time
Revenue Disaggregation
Revenues	26,917,836		9,436,095	284,195
Revenue recognized at a point in time | Vehicle sales
Revenue Disaggregation
Revenues	26,128,469		9,282,703	280,967
Revenue recognized at a point in time | Other sales and services
Revenue Disaggregation
Revenues	789,367		153,392	3,228
Revenue recognized over time
Revenue Disaggregation
Revenues	¥ 91,943		¥ 20,514	¥ 172